Taxation, Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Deferred tax liabilities [Abstract]
Deferred tax liabilities	$ (1,238.4)	$ (1,296.6)
Transferred to deferred tax assets		(13.6)
Acquisition	(1.9)	0.0
Deferred tax liabilities reallocated to liabilities held for sale	45.5	0.0
Foreign exchange adjustment	0.2	0.1
Deferred tax liabilities	(1,031.4)	(1,238.4)
Jurisdictional offsetting	432.3	397.3
Deferred tax liabilities, after jurisdictional offsetting	(599.1)	(841.1)
IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption		1.8
Intangible Assets [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(1,180.5)	(1,257.1)
Transferred to deferred tax assets		0.0
Acquisition	(1.9)
Deferred tax liabilities reallocated to liabilities held for sale	45.5
Foreign exchange adjustment	0.2	(0.1)
Deferred tax liabilities	(967.7)	(1,180.5)
Intangible Assets [Member] | IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption		0.0
Research and Development [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	0.0	13.6
Transferred to deferred tax assets		(13.6)
Acquisition	0.0
Deferred tax liabilities reallocated to liabilities held for sale	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax liabilities	0.0	0.0
Research and Development [Member] | IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption		0.0
Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(57.9)	(53.1)
Transferred to deferred tax assets		0.0
Acquisition	0.0
Deferred tax liabilities reallocated to liabilities held for sale	0.0
Foreign exchange adjustment	0.0	0.2
Deferred tax liabilities	(63.7)	(57.9)
Other Temporary Differences [Member] | IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption		1.8
Continuing Operations [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	171.0	78.6
Credited to other comprehensive income	(7.8)	(8.7)
Continuing Operations [Member] | Intangible Assets [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	176.8	85.4
Credited to other comprehensive income	(7.8)	(8.7)
Continuing Operations [Member] | Research and Development [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	0.0	0.0
Credited to other comprehensive income	0.0	0.0
Continuing Operations [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	(5.8)	(6.8)
Credited to other comprehensive income	$ 0.0	$ 0.0